INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2017
INTANGIBLE ASSETS, NET [Abstract]
INTANGIBLE ASSETS, NET
18.	INTANGIBLE ASSETS, NET

Intangible assets and their related amortization are as follow:

	As of December 31,
	2016	2017
	RMB	RMB
Trademark	3,071,480	3,260,160
Computer software	24,964,233	33,693,210
Less: accumulated amortization	(7,738,986)	(11,210,959)
Intangible assets, net	20,296,727	25,742,411

Amortization expense was RMB2,223,458, RMB3,202,787 and RMB3,481,991 ,for the years ended December 31, 2015, 2016 and 2017, respectively.